NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Notes and other explanatory information [abstract]
Within operating activities	$ (36)	¥ (250)	¥ (511)
Within financing activities	(181)	(1,253)	(1,613)
Total cash outflow for leases	$ (217)	¥ (1,503)	¥ (2,124)